                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2865
                                                     --------

                            Columbia Funds Trust IV
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3363
                                                          -------------------

                     Date of fiscal year end: June 30, 2004
                                              -------------

                  Date of reporting period: December 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                               Columbia Municipal
                               Money Market Fund
                               Semiannual Report
                               December 31, 2003




[Woman sitting in chair]








                             We are Columbia Funds

  Inside -- Management's discussion of the changes effective October 13, 2003.

PRESIDENT'S MESSAGE                         Columbia Municipal Money Market Fund

Table of Contents

Fund Profile................................................      1
Economic Update.............................................      2
Portfolio Manager's Report..................................      3
Financial Statements........................................      5
  Investment Portfolio......................................      6
  Statement of Assets and Liabilities.......................     11
  Statement of Operations...................................     12
  Statement of Changes in Net Assets........................     13
  Notes to Financial Statements.............................     15
  Financial Highlights......................................     20
Important Information About This Report.....................     24
Columbia Funds..............................................     25

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.


---------------------------

Not FDIC   May Lose Value
 Insured  ----------------
          No Bank Guarantee

---------------------------

[Joseph R. Palombo Photo]

                    Dear Shareholder:

                    As you know, six of the asset management firms brought together under the Columbia Management Group umbrella were consolidated and renamed Columbia Management Advisors, Inc. early in 2003. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Municipal Money Market Fund was changed to Columbia Municipal Money Market Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes is available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Normand R. Desrosiers discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for investing in Columbia funds and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President

FUND PROFILE                                Columbia Municipal Money Market Fund

Summary
- For the six-month period that ended December 31, 2003, the fund's class A shares returned 0.20%.
- The fund's return was higher than the average return of its peer group, the Lipper Tax Exempt Money Market Fund Category.
- We believe that the fund benefited from investments in several higher yielding securities, as well as a focus on quality and liquidity.
                                   Objective
  Seeks maximum current income exempt from Federal income tax consistent with capital preservation and the maintenance of liquidity.
                                Total Net Assets
                                 $94.5 million

              Class A Shares                 Lipper Tax Exempt Money Market Fund Category
                   0.20%                                        0.18%
[Arrow Graphics]


The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that breakdowns and percentages will be maintained in the future.

Portfolio breakdown
(as of 12/31/03) (%)

Variable Rate Notes                           77.1
-------------------------------------------------------------------

Tax-Exempt Notes & Bonds                      10.1
-------------------------------------------------------------------

Tax & Revenue Anticipation Notes              10.1
-------------------------------------------------------------------

Commercial Paper                               2.0
-------------------------------------------------------------------

Mutual Funds                                   0.7
-------------------------------------------------------------------

Portfolio Maturity (as of 12/31/03) (%)
[Performance Graph]

1-29 Days                                                                        77.6
30-89 Days                                                                        5.2
90-179 Days                                                                       3.2
180-299 Days                                                                     10.3
Greater than 299 Days                                                             3.7

Portfolio breakdown and portfolio maturity are calculated as a percentage of total investments.

ECONOMIC UPDATE                             Columbia Municipal Money Market Fund



After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period ended December 31, 2003. The Federal Reserve Board's efforts to stimulate the economy through low short-term interest rates were finally rewarded, but the significant upswing in growth was the result of a combination of factors. A sizeable tax package gave disposable income a boost. Income taxes fell across all tax brackets and many taxpayers received rebate checks during the summer months. Corporate profits rose sharply, and orders for durable goods exceeded expectations late in the period. Consumer confidence continued to climb, although not without an occasional setback. Generally speaking, consumer spending increased and spending was strong going into the holiday season.

Early in the period, economists began to become optimistic that growth for the third quarter of 2003 would reflect this renewed vigor. Yet, no one seemed prepared for how extraordinary that growth might be. When gross domestic product
(GDP) for the third quarter was reported at 7.2%, then revised upward to 8.2%, it was clear that the economy was firing on all cylinders. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the labor market improved by year end. After unemployment peaked at 6.4% in June, it declined to 5.9%.

The US stock market, which had come to life at the end of March, headed sharply higher in the second half of 2003. The S&P 500 Index returned 15.14% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology and consumer stocks were the strongest sectors, but telecommunications and health care picked up in the last months of the period.

The US bond market experienced extraordinary volatility as interest rates fell early in the period, rose sharply as the economy improved and then came back down in the final months of the reporting period. High yield bonds continued to lead the fixed income markets. The CSFB High Yield Index returned 9.05% for the six-month period compared to a -0.53% return for the Lehman Brothers Government/Credit Bond Index. Treasury and mortgage bonds suffered from the shift in interest rates early in the six-month period, but picked up some ground in the final month of the period. Municipal bonds also held on to modest gains. The Lehman Brothers Municipal Bond Index returned 1.45% for the six-month period.

Money market fund yields fell below 1%, reflecting historically low short-term interest rates. The Investment Company Institute, which tracks the movement of assets in and out of mutual funds, reported that money continued to flow out of money market funds during the year as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 for the first time since 1993.

PORTFOLIO MANAGER'S REPORT
                                            Columbia Municipal Money Market Fund

Distributions declared per share
7/1/03 - 12/31/03 ($)

  Class A                                                      0.002

----------------------------------------------------------------------
  Class B                                                      0.001

----------------------------------------------------------------------
  Class C                                                      0.001

----------------------------------------------------------------------
  Class Z                                                      0.002

----------------------------------------------------------------------


7-day yields on 12/31/03 (%)

  Class A                                                       0.61

----------------------------------------------------------------------
  Class B                                                       0.10

----------------------------------------------------------------------
  Class C                                                       0.21

----------------------------------------------------------------------
  Class Z                                                       0.61

----------------------------------------------------------------------


7-day taxable-equivalent yields on
12/31/03 (%)

  Class A                                                       0.94

----------------------------------------------------------------------
  Class B                                                       0.15

----------------------------------------------------------------------
  Class C                                                       0.33

----------------------------------------------------------------------
  Class Z                                                       0.94

----------------------------------------------------------------------

Taxable-equivalent yields are based on the 35.0% federal income tax rate.

30-day yields on 12/31/03 (%)

  Class A                                                       0.50

----------------------------------------------------------------------
  Class B                                                       0.10

----------------------------------------------------------------------
  Class C                                                       0.13

----------------------------------------------------------------------
  Class Z                                                       0.50

----------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as and annualized percentage of the public offering price at the end of the period.

For the six-month period ended December 31, 2003, Columbia Municipal Money Market Fund's class A shares returned 0.20%. The fund slightly outperformed the average return of its peer group, the Lipper Tax Exempt Money Market Fund Category, which was 0.18% for the same period.1

Economy rebounded, but interest rates remained low

Over the past six months, the US economy showed signs of renewed growth. Consumer confidence and spending increased and capital spending at corporations began to rise. The labor market, however, remained weak as companies focused on streamlining operations and cutting costs. The Federal Reserve Board took no action regarding short-term interest rates during the period. The federal funds rate--the overnight rate that commercial banks charge each other for borrowing--has remained at 1.00% since June 25, 2003. Since the Fed began cutting short-term interest rates in 2000, the federal funds rate has been reduced 13 times. In this environment, municipal money market yields reached historically low levels. The Bond Market Association (BMA) average, a composite index composed of tax-exempt seven-day variable rate demand notes (VRDNs), hit a record low of 0.70% during the reporting period and closed at 1.14% at the end of December 2003. The average for the period was 0.98%. VRDNs are securities that reset their rates daily or weekly.

Higher yields are common at the end of a calendar year because redemptions out of money market funds typically increase as corporations seek to improve their balance sheets and investors pay for holiday expenses. These redemptions tend to increase the supply of securities in the market, which puts dealers under pressure to offer higher yields in order to attract investors.

Fund maintained high-quality portfolio

In this environment of record low short-term rates, we continued to seek high-quality, highly liquid investments for the fund's portfolio. Even with rates at historical lows, market demand for municipal securities was high for the period as the gap between yields on taxable and tax-exempt securities continued to narrow. Although we had shortened the fund's average maturity prior to the beginning of the reporting period, we ended the period with a slightly longer maturity. In late August, the fund's average maturity was lengthened when we purchased State of Texas tax and revenue anticipation notes (TRANS). The record $7.5 billion issue drove tax-exempt money market yields to their highest levels of the reporting period. We further increased investments in longer-term issues in September, when reduced demand for tax-exempt securities sent yields higher once again. The fund's earlier emphasis on short-term securities gave us the flexibility to capitalize on the yield opportunities that arose throughout this time.

(1) Lipper, a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

In this environment of record low short-term rates, we continue to seek high-quality, highly liquid investments for the fund's portfolio.


Focused on relative value for the period ahead

With the federal funds rate at just 1.00%, we do not anticipate any further reductions in short-term interest rates in 2004. Given signs of stronger economic growth, we believe that the next move by the Federal Reserve Board will be upward. Even so, we expect interest rates and money market yields to remain near these historically low levels for most of 2004, with continued near-term volatility. We will continue to look for investments that offer what we regard as the best relative value while we look for market changes that suggest better investment opportunities may lie ahead. As always, we will emphasize investments with both strong liquidity and superior credit ratings.


                                                [Normand R.               Normand R. Desrosiers has managed Columbia
                                                  Desrosiers Photo]       Municipal Money Market Fund since July 2002.
                                                                          -s- NORMAND R. DESROSIERS

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income and is taxable when distributed.

FINANCIAL STATEMENTS                        Columbia Municipal Money Market Fund
December 31, 2003 (Unaudited)

                                A guide to understanding the fund's financial statements

--------------------------------------------------------------------------------
Investment Portfolio            A list of all of the fund's holdings and their
                                market value as of the last day of the reporting period. To show areas of concentration and diversification, portfolio holdings are organized by type of asset, industry and country or geographic region (if applicable).

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
                                This statement shows the fund's net assets and share price for each share class. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of outstanding shares in that class.

--------------------------------------------------------------------------------
Statement of Operations         This statement details both the type of income
                                earned by the fund and the operating and non-operating expenses charged to the fund. The
                                Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses over the reporting period. The total of these results represents the fund's net increase or decrease in net assets from operations.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                This statement shows how the fund's net assets were affected by its operations results, distributions to shareholders and changes in the number of fund shares. The Statement of Changes in Net Assets also reconciles changes in the number of shares outstanding.

--------------------------------------------------------------------------------
Financial Highlights            The financial highlights provide an overview of
                                the fund's investment results, including per-share analytics, such as net investment income or loss from operations and distributions; ratios of expenses and net investment income to average net assets. A separate table is provided for each share class.

--------------------------------------------------------------------------------
Notes to Financial Statements   These notes disclose information regarding
                                certain fund background information, significant accounting policies of the fund, including security valuation and income accruals and related party transactions.

INVESTMENT PORTFOLIO                        Columbia Municipal Money Market Fund
December 31, 2003 (Unaudited)

Municipal Securities - 97.3%                                                                              Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                            Arizona - 1.8%         Phoenix IDA, Spring Air Mattress Co. Project,
                                                     Series 1999, VRDB, (LOC: Bank One NA)
                                                     1.450%, 04/01/19 (a)                               1,670,000        1,670,000
                                                                                                                    --------------
                                                                                                    Arizona Total        1,670,000
                                                   -------------------------------------------------------------------------------
                         California - 3.1%         San Francisco City & County Airports Commission,
                                                     Series 1999, FGIC,
                                                     5.500%, 05/01/04 (a)                               1,935,000        1,963,285
                                                   State Higher Education Loan Authority, Series 1994
                                                     A, VRDB, (LOC: State Street Bank & Trust Co.)
                                                     1.050%, 07/01/05 (a)                               1,000,000        1,000,000
                                                                                                                    --------------
                                                                                                 California Total        2,963,285
                                                   -------------------------------------------------------------------------------
                           Colorado - 6.1%         Boulder County, Boulder Medical Center Project,
                                                     Series 1998, VRDB, (LOC: Wells Fargo Bank)
                                                     1.450%, 01/01/17 (a)(b)                            3,010,000        3,010,000
                                                   Colorado Springs, Catalano Family LLP. Project,
                                                     Series 1998, VRDB, (LOC: Bank One NA)
                                                     1.550%, 08/01/13 (a)                                 890,000          890,000
                                                   Denver City & County Airport Revenue, Series 2000
                                                     A, AMBAC,
                                                     5.500%, 11/15/04 (a)                               1,500,000        1,555,564
                                                   Denver City & County, WorldPort at Denver
                                                     International Airport Project, Series 2000 A,
                                                     VRDB, (LOC: J.P. Morgan Chase Bank)
                                                     1.330%, 12/01/29 (a)                                 310,000          310,000
                                                                                                                    --------------
                                                                                                   Colorado Total        5,765,564
                                                   -------------------------------------------------------------------------------
                            Georgia - 5.9%         Cartersville Development Authority, Bliss &
                                                     Laughlin Steel Co., Series 1988, VRDB, (LOC:
                                                     SunTrust Bank)
                                                     1.450%, 12/01/18 (a)(b)                            3,600,000        3,600,000
                                                   Willacoochee Development Authority, Langboard,
                                                     Inc. Project, Series 1997, VRDB, (LOC: Bank of
                                                     America NA)
                                                     1.350%, 05/01/21 (a)                               2,000,000        2,000,000
                                                                                                                    --------------
                                                                                                    Georgia Total        5,600,000
                                                   -------------------------------------------------------------------------------
                          Illinois - 16.8%         Chicago Enterprise Zone Revenue, Gas Plus, Inc.
                                                     Project, Series 2002, VRDB, (LOC: Northern Trust
                                                     Co.)
                                                     1.550%, 11/01/22 (a)(b)                            1,650,000        1,650,000
                                                   Chicago IDR, PS Greetings, Inc. Project, Series
                                                     1999, VRDB, (LOC: LaSalle Bank)
                                                     1.350%, 05/01/24 (a)                               1,235,000        1,235,000
                                                   Chicago O'Hare International Airport Revenue,
                                                     Second Lien Passenger Facility Charge Revenue
                                                     Bonds, Series 2001 A, AMBAC,
                                                     5.500%, 01/01/04 (a)                               1,000,000        1,000,000
                                                   East Dundee IDR, Otto Engineering, Inc. Project,
                                                     Series 1998, VRDB, (LOC: LaSalle Bank)
                                                     1.350%, 03/01/26 (a)                                 675,000          675,000
                                                   Morton IDR, Morton Welding Co., Inc. Project,
                                                     Series 2002, VRDB, (LOC: National City Bank NA)
                                                     1.450%, 08/01/32                                   3,865,000        3,865,000
                                                   North Aurora IDR, Oberweis Dairy, Inc. Project,
                                                     Series 1995, VRDB, (LOC: LaSalle Bank)
                                                     1.220%, 02/01/10 (a)(b)                            1,000,000        1,000,000

 6  See notes to investment portfolio.

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

Municipal Securities - (continued)                                                                        Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   Rockford Industrial Project Revenue Fastener
                                                     Engineers Project, Series 1995, VRDB, (LOC: Key
                                                     Bank)
                                                     1.450%, 02/01/15 (a)(b)                            1,700,000        1,700,000
                          Illinois - 16.8%         Skokie IDR, PS Greetings, Inc. Project, Series
                               (continued)           2003, VRDB (LOC: LaSalle Bank)
                                                     1.450%, 12/01/33 (a)                               2,400,000        2,400,000
                                                   Springfield IDR, Phillips Brothers, Inc. Project,
                                                     Series 1998, VRDB, (LOC: Bank One NA)
                                                     1.550%, 06/01/18 (a)(b)                            1,350,000        1,350,000
                                                   State Housing Development Authority, Sterling
                                                     Towers Project, Series 2001, VRDB, (LOC: LaSalle
                                                     Bank)
                                                     1.390%, 10/01/35 (a)                                 980,000          980,000
                                                                                                                    --------------
                                                                                                   Illinois Total       15,855,000
                                                   -------------------------------------------------------------------------------
                           Indiana - 10.2%         Elkhart County Industrial Economic Development
                                                     Revenue: Adorn, Inc. Project, Series 1995, VRDB,
                                                     (LOC: Harris Trust & Savings Bank)
                                                     1.450%, 08/01/05 (a)                                 400,000          400,000
                                                     Crossroads Apartments Project, Series 1998 A,
                                                     VRDB, (LOC: LaSalle Bank LLC)
                                                     1.400%, 04/01/28 (a)                                 875,000          875,000
                                                     Hart Housing Group, Inc. Project, Series 1997,
                                                     VRDB, (LOC: Fifth Third Bank)
                                                     1.380%, 01/01/11 (a)                               2,265,000        2,265,000
                                                   Plymouth Economic Development Revenue, Hillcrest
                                                     Apartments Project, Series 1998 A, VRDB, (LOC:
                                                     LaSalle Bank)
                                                     1.250%, 04/01/28 (a)                                 875,000          875,000
                                                   St. Joseph County Economic Development Revenue,
                                                     Pine Oak Apartments, Series 1997 A, VRDB (LOC:
                                                     FHLB)
                                                     1.300%, 06/01/27 (a)                               2,365,000        2,365,000
                                                   State Development Finance Authority: Carr Metal
                                                     Products, Inc. Project, Series 1999, VRDB, (LOC:
                                                     Bank One NA)
                                                     1.450%, 01/01/09 (a)                                 880,000          880,000
                                                     Lawrence Utilities Project, Series 2003 A, VRDB,
                                                     (LOC: Fifth Third Bank)
                                                     1.370%, 07/01/23 (a)                               2,000,000        2,000,000
                                                                                                                    --------------
                                                                                                    Indiana Total        9,660,000
                                                   -------------------------------------------------------------------------------
                               Iowa - 1.5%         Clinton IDR, Sethness Products Co. Project, Series
                                                     1996, VRDB, (LOC: Northern Trust Co.)
                                                     1.300%, 09/01/11 (b)                               1,375,000        1,375,000
                                                                                                                    --------------
                                                                                                       Iowa Total        1,375,000
                                                   -------------------------------------------------------------------------------
                           Kentucky - 1.1%         Shelby County Industrial Building Revenue, Roll
                                                     Forming Corp. Project, Series 1996, VRDB, (LOC:
                                                     Bank One NA)
                                                     1.550%, 04/01/16 (a)(b)                            1,055,000        1,055,000
                                                                                                                    --------------
                                                                                                   Kentucky Total        1,055,000
                                                   -------------------------------------------------------------------------------
                          Louisiana - 2.1%         New Orleans Industrial Development Board, LGD
                                                     Rental Project, Series 2003, VRDB, (LOC:
                                                     Wachovia Bank NA)
                                                     1.350%, 09/01/38 (a)                               2,000,000        2,000,000
                                                                                                                    --------------
                                                                                                  Louisiana Total        2,000,000
                                                   -------------------------------------------------------------------------------

                                          See notes to investment portfolio.   7

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

Municipal Securities - (continued)                                                                        Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                           Maryland - 2.1%         State Community Development Administration,
                                                     Department of Housing & Community Development,
                                                     Series 2003 E, VRDB, 1.250%, 12/21/04 (a)          2,000,000        2,000,000
                                                                                                                    --------------
                                                                                                   Maryland Total        2,000,000
                                                   -------------------------------------------------------------------------------
                      Massachusetts - 3.1%         Peabody, BAN,
                                                     1.750%, 02/13/04                                   2,940,000        2,942,214
                                                                                                                    --------------
                                                                                              Massachusetts Total        2,942,214
                                                   -------------------------------------------------------------------------------
                           Michigan - 2.3%         Berrien County Economic Development Revenue,
                                                     Arlington Metals Corp. Project, Series 1992,
                                                     VRDB, (LOC: Bank One NA)
                                                     1.400%, 10/01/04 (a)                                 380,000          380,000
                                                   State Strategic Fund: LRV Enterprises LLC Project,
                                                     Series 1996, VRDB, (LOC: National City Bank NA)
                                                     1.450%, 09/01/21 (a)                                 860,000          860,000
                                                   Pioneer Metal Finishing Project, Series 1996,
                                                     VRDB, (LOC: Bank One NA)
                                                     1.390%, 11/01/08 (a)(b)                              900,000          900,000
                                                                                                                    --------------
                                                                                                   Michigan Total        2,140,000
                                                   -------------------------------------------------------------------------------
                          Minnesota - 4.2%         Bloomington IDR, Watkins Pattern Co., Inc.
                                                     Project, Series 2001, VRDB, (LOC: U.S. Bank NA),
                                                     1.500%, 07/01/21 (a)(b)                            1,900,000        1,900,000
                                                   Eden Prairie IDR, SWB LLC Project, Series 2000 A,
                                                     VRDB, (LOC: U.S. Bank NA)
                                                     1.500%, 11/01/20 (a)(b)                            2,035,000        2,035,000
                                                                                                                    --------------
                                                                                                  Minnesota Total        3,935,000
                                                   -------------------------------------------------------------------------------
                             Nevada - 3.1%         Washoe County Economic Development Revenue, Sierra
                                                     Nevada College Project, Series 2000, VRDB, (LOC:
                                                     Wells Fargo Bank)
                                                     1.400%, 07/01/25                                   2,971,031        2,971,031
                                                                                                                    --------------
                                                                                                     Nevada Total        2,971,031
                                                   -------------------------------------------------------------------------------
                               Ohio - 0.8%         Hancock County Multi-family Revenue, Crystal Glen
                                                     Apartments, Series 1998 B, VRDB, (LOC: FHLB)
                                                     1.400%, 01/01/31 (a)                                 745,000          745,000
                                                                                                                    --------------
                                                                                                       Ohio Total          745,000
                                                   -------------------------------------------------------------------------------
                          Tennessee - 4.9%         Metropolitan Nashville Airport Authority,
                                                     Passenger Facility Charge, Series 2003, VRDB,
                                                     (LOC: SunTrust Bank)
                                                     1.250%, 07/01/12 (a)                               3,000,000        3,000,000
                                                   Shelby County, TAN,
                                                     2.000%, 06/30/04                                   1,600,000        1,607,193
                                                                                                                    --------------
                                                                                                  Tennessee Total        4,607,193
                                                   -------------------------------------------------------------------------------
                             Texas - 16.4%         Arlington Industrial Development Corp., Universal
                                                     Forest Products, Series 1999, VRDB, (LOC: Bank
                                                     One NA)
                                                     1.450%, 07/01/29 (a)                               1,920,000        1,920,000
                                                   Gulf Coast IDA, Harsco Corp. Project, Series 2000,
                                                     VRDB (LOC: Wachovia Bank NA)
                                                     1.450%, 05/01/10 (a)                               1,500,000        1,500,000
                                                   Harris County, TAN,
                                                     1.750%, 02/27/04                                   1,000,000        1,001,188

 8  See notes to investment portfolio.

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

Municipal Securities - (continued)                                                                        Par ($)        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   Harris County Industrial Development Corp.,
                                                     Precision General, Inc. Project, Series 1991,
                                                     VRDB, (LOC: J.P. Morgan Chase Bank)
                                                     1.400%, 10/01/16 (a)(b)                            2,060,000        2,060,000
                                                   Port Houston Authority, Harris County,
                                                     4.500%, 10/01/04 (a)                               1,095,000        1,121,771
                             Texas - 16.4%         San Antonio Airport System Revenue, Series 2003,
                               (continued)           FSA,
                                                     5.500%, 07/01/04 (a)                               2,870,000        2,932,338
                                                   Tarrant Regional Water District Revenue, FSA,
                                                     4.000%, 03/01/04                                     900,000          904,459
                                                   Texas State, TRANS
                                                     2.000%, 08/31/04                                   4,000,000        4,021,523
                                                                                                                    --------------
                                                                                                      Texas Total       15,461,279
                                                   -------------------------------------------------------------------------------
                         Washington - 1.1%         State Housing Finance Commission: Evergreen Ridge
                                                     Apartments Project, Series 1994, VRDB,
                                                     (LOC: U.S. Bank NA)
                                                     1.400%, 12/01/24 (a)                               1,045,000        1,045,000
                                                                                                                    --------------
                                                                                                 Washington Total        1,045,000
                                                                                                                    --------------
                         Wisconsin - 10.7%         Caledonia IDR, Quick Cable Corp. Project, Series
                                                     1998, VRDB, (LOC: Fifth Third Bank)
                                                     1.370%, 12/01/18 (a)(b)                            2,650,000        2,650,000
                                                   Holland IDR, White Clover Dairy, Inc. Project,
                                                     Series 1994, VRDB, (LOC: Bank One NA)
                                                     1.550%, 05/01/05 (a)(b)                            1,665,000        1,665,031
                                                   Kenosha IDR, Monarch Plastics, Inc. Project,
                                                     Series 1994, VRDB, (LOC: Bank One NA)
                                                     1.550%, 12/01/09 (a)(b)                            1,050,000        1,050,000
                                                   Marathon City IDR, Maratech/Calvin Frost Project,
                                                     Series 2003, VRDB, (LOC: Fifth Third Bank)
                                                     1.370%, 10/01/35 (a)                               2,000,000        2,000,000
                                                   Oostberg IDR, Dutchland Plastics Corp., Series
                                                     2002, VRDB, (LOC: U.S. Bank NA)
                                                     1.400%, 12/01/17 (a)                               2,705,000        2,705,000
                                                                                                                    --------------
                                                                                                  Wisconsin Total       10,070,031
                                                                                                                    --------------
                                                                                       TOTAL MUNICIPAL SECURITIES
                                                                                            (COST OF $91,860,597)       91,860,597
Commercial Paper - 2.0%
------------------------------------------         -------------------------------------------------------------------------------
                         Washington - 2.0%         Port of Seattle, Series B1,
                                                     (LOC: Bank of America NA)
                                                       0.980%, 01/16/04 (a)                             1,890,000        1,890,000
                                                                                           TOTAL COMMERCIAL PAPER
                                                                                             (COST OF $1,890,000)        1,890,000
                                                   -------------------------------------------------------------------------------

                                          See notes to investment portfolio.   9

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

Investment Companies - 0.7%                                                                                Shares        Value ($)
------------------------------------------         -------------------------------------------------------------------------------
                                                   Blackrock Provident Institutional MuniCash
                                                   Portfolio                                              690,310          690,310
                                                                                                                    --------------
                                                                                       TOTAL INVESTMENT COMPANIES
                                                                                               (COST OF $690,310)          690,310

                                                   Total Investments - 100.0%
                                                   (cost of $94,440,907) (c)                                            94,440,907

                                                   Other Assets & Liabilities, Net - 0.0%                                   23,420

                                                   Net Assets - 100.0%                                                  94,464,327

                                NOTES TO INVESTMENT PORTFOLIOS:

                                (a) Security is subject to federal alternative
                                    minimum tax. At December 31, 2003, the
                                    aggregated amortized cost of these
                                    securities represented 79.5% of total net assets.

                                (b) This security is exempt from registration
                                    under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $27,000,031 which represents 28.6% of net assets.

                                (c) Cost for both financial statements and
                                    federal income tax purposes is the same.

                                    Variable rate demand bonds (VRDB) are
                                    securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank. The rates listed are as of December 31, 2003.

                                             ACRONYM  NAME
                                             -------  ---------------------------------------
                                             AMBAC    American Municipal Bond Assurance Corp.
                                             BAN      Bond Anticipation Notes
                                             FGIC     Financial Guaranty Insurance Company
                                             FHLB     Federal Home Loan Bank
                                             FSA      Financial Security Assurance
                                             IDA      Industrial Development Authority
                                             IDR      Industrial Development Revenue
                                             LOC      Letter of Credit
                                             TAN      Tax Anticipation Notes
                                             TRANS    Tax and Revenue Anticipation Notes
                                             VRDB     Variable Rate Demand Bonds

 10  See notes to investment portfolio.

STATEMENT OF ASSETS AND LIABILITIES         Columbia Municipal Money Market Fund
December 31, 2003 (Unaudited)

                                                                                                                           $
                                                   -------------------------------------------------------------------------
                                   Assets:         Investments, at cost                                           94,440,907
                                                   Investments, at value                                          94,440,907
                                                   Receivable for:
                                                     Fund shares sold                                                336,108
                                                     Interest                                                        336,183
                                                     Expense reimbursement due from Investment Advisor                23,076
                                                   Deferred Trustees' compensation plan                                6,346
                                                   Other assets                                                        4,267
                                                                                                                ------------
                                                                                                  Total Assets    95,146,887
                                                   -------------------------------------------------------------------------
                              Liabilities:         Payable for:
                                                     Fund shares repurchased                                         539,496
                                                     Distributions                                                     3,480
                                                     Investment advisory fee                                          20,694
                                                     Administration fee                                               10,359
                                                     Transfer agent fee                                               42,341
                                                     Pricing and bookkeeping fees                                      8,524
                                                     Registration fee                                                 20,972
                                                     Distribution and service fees                                       538
                                                     Deferred Trustees' fees                                           6,346
                                                     Other liabilities                                                29,810
                                                                                                                ------------
                                                                                             Total Liabilities       682,560

                                                                                                    Net Assets    94,464,327
                                                   -------------------------------------------------------------------------
                Composition of Net Assets:         Paid-in capital                                                94,557,323
                                                   Undistributed net investment income                                   271
                                                   Accumulated net realized loss                                    (93,267)
                                                                                                                ------------

                                                                                                    Net Assets    94,464,327
                                                   -------------------------------------------------------------------------
                                  Class A:         Net assets                                                     11,913,893
                                                   Shares outstanding                                             11,928,102
                                                   Net asset value and offering price per share                         1.00(a)
                                                   -------------------------------------------------------------------------
                                  Class B:         Net assets                                                      1,109,690
                                                   Shares outstanding                                              1,110,016
                                                   Net asset value and offering price per share                         1.00(a)
                                                   -------------------------------------------------------------------------
                                  Class C:         Net assets                                                        368,314
                                                   Shares outstanding                                                368,333
                                                   Net asset value and offering price per share                         1.00(a)
                                                   -------------------------------------------------------------------------
                                  Class Z:         Net assets                                                     81,072,430
                                                   Shares outstanding                                             81,130,434
                                                   Net asset value and offering price per share                         1.00

                                (a) Redemption price per share is equal to net
                                    asset value less any applicable contingent deferred sales charge.

                                         See notes to investment portfolio.   11

STATEMENT OF OPERATIONS                     Columbia Municipal Money Market Fund
For the Six Months Ended December 31, 2003 (Unaudited)

                                                                                                                          ($)
                                                   --------------------------------------------------------------------------
                        Investment Income:         Interest                                                           607,131
                                                   --------------------------------------------------------------------------
                                 Expenses:         Investment advisory fee                                            139,377
                                                   Administration fee                                                 139,377
                                                   Distribution fee:
                                                     Class B                                                            5,607
                                                     Class C                                                            2,367
                                                   Service fee:
                                                     Class B                                                            1,869
                                                     Class C                                                              789
                                                   Transfer agent fee                                                  88,966
                                                   Pricing and bookkeeping fees                                        22,204
                                                   Trustees' fees                                                       4,556
                                                   Custody fee                                                          3,433
                                                   Registration fee                                                    35,432
                                                   Other expenses                                                      24,626
                                                                                                                -------------
                                                     Total Operating Expenses                                         468,603
                                                   Fees and expenses waived or reimbursed by
                                                   Investment Advisor:
                                                     Class A                                                           (7,978)
                                                     Class B                                                           (6,281)
                                                     Class C                                                             (841)
                                                     Class Z                                                          (58,805)
                                                   Fees waived by Distributor -- Class C                               (1,893)
                                                   Custody earnings credit                                               (491)
                                                                                                                -------------
                                                     Net Expenses                                                     392,314
                                                                                                                -------------
                                                   Net Investment Income                                              214,817

 12  See notes to investment portfolio.

STATEMENT OF CHANGES IN NET ASSETS          Columbia Municipal Money Market Fund

                                                                                                  (Unaudited)
                                                                                                   Six Months
                                                                                                     Ended        Year Ended
                                                                                                  December 31,     June 30,
Increase (Decrease) in Net Assets:                                                                    2003         2003 (a)
------------------------------------------         ---------------------------------------------------------------------------
                               Operations:         Net investment income                               214,817         870,947
                                                   Net realized loss on investments                         --         (40,634)
                                                   Net change in unrealized
                                                   appreciation/depreciation on investments                 --           1,058
                                                                                                  ----------------------------
                                                       Net Increase from Operations                    214,817         831,371
                                                   ---------------------------------------------------------------------------
   Distributions Declared to Shareholders:         From net investment income:
                                                     Class A                                           (25,697)       (106,614)
                                                     Class B                                              (752)         (1,624)
                                                     Class C                                              (332)         (4,353)
                                                     Class Z                                          (188,098)       (770,587)
                                                                                                  ----------------------------
                                                       Total Distributions Declared to
                                                       Shareholders                                   (214,879)       (883,178)
                                                   ---------------------------------------------------------------------------
                       Share Transactions:         Class A:
                                                     Subscriptions                                   6,971,325      25,992,328
                                                     Distributions reinvested                           23,119          92,994
                                                     Redemptions                                    (7,528,342)    (26,446,443)
                                                                                                  ----------------------------
                                                       Net Decrease                                   (533,898)       (361,121)
                                                   Class B:
                                                     Subscriptions                                   1,148,624       3,687,871
                                                     Distributions reinvested                              551           1,201
                                                     Redemptions                                    (1,496,893)     (2,852,885)
                                                                                                  ----------------------------
                                                       Net Increase (Decrease)                        (347,718)        836,187
                                                   Class C:
                                                     Subscriptions                                     590,156      14,085,479
                                                     Distributions reinvested                              291           2,012
                                                     Redemptions                                      (931,754)    (17,295,553)
                                                                                                  ----------------------------
                                                       Net Decrease                                   (341,307)     (3,208,062)
                                                   Class Z:
                                                     Subscriptions                                  49,911,481      87,957,535
                                                     Proceeds received in connection with merger            --     110,305,352
                                                     Distributions reinvested                          170,419         649,175
                                                     Redemptions                                   (61,789,521)   (106,083,732)
                                                                                                  ----------------------------
                                                       Net Increase (Decrease)                     (11,707,621)     92,828,330
                                                   Net Increase from Share Transactions            (12,930,544)     90,095,334
                                                                                                  ----------------------------
                                                       Total Increase in Net Assets                (12,930,606)     90,043,527
                                                   ---------------------------------------------------------------------------

                                (a) Class Z shares commenced operations on July
                                    15, 2002.

                                         See notes to investment portfolio.   13

STATEMENT OF CHANGES IN NET ASSETS          Columbia Municipal Money Market Fund

                                                                                                  (Unaudited)
                                                                                                   Six Months
                                                                                                     Ended        Year Ended
                                                                                                  December 31,     June 30,
Increase (Decrease) in Net Assets:                                                                    2003         2003 (a)
------------------------------------------         ---------------------------------------------------------------------------
                               Net Assets:         Beginning of period                             107,394,933      17,351,406
                                                   End of period (including undistributed net
                                                   investment income of $271 and $333,
                                                   respectively)                                  $ 94,464,327   $ 107,394,933
                                                   ---------------------------------------------------------------------------
                        Changes in Shares:         Class A:
                                                     Subscriptions                                   6,971,325      25,992,328
                                                     Issued for distributions reinvested                23,119          92,994
                                                     Redemptions                                    (7,528,342)    (26,446,443)
                                                                                                  ----------------------------
                                                       Net Decrease                                   (533,898)       (361,121)
                                                   Class B:
                                                     Subscriptions                                   1,148,624       3,688,023
                                                     Issued for distributions reinvested                   551           1,201
                                                     Redemptions                                    (1,496,893)     (2,852,886)
                                                                                                  ----------------------------
                                                       Net Increase (Decrease)                        (347,718)        836,338
                                                   Class C:
                                                     Subscriptions                                     590,156      14,085,479
                                                     Issued for distributions reinvested                   291           2,012
                                                     Redemptions                                      (931,754)    (17,295,553)
                                                                                                  ----------------------------
                                                       Net Decrease                                   (341,307)     (3,208,062)
                                                   Class Z:
                                                     Subscriptions                                  49,911,481      87,957,383
                                                     Issued in connection with merger                       --     110,315,229
                                                     Issued for distributions reinvested               170,419         649,175
                                                     Redemptions                                   (61,789,521)   (106,083,732)
                                                                                                  ----------------------------
                                                       Net Increase (Decrease)                     (11,707,621)     92,838,055

 14  See notes to investment portfolio.

NOTES TO FINANCIAL STATEMENTS               Columbia Municipal Money Market Fund
December 31, 2003 (Unaudited)

Note 1. Organization

Columbia Municipal Money Market Fund (the "Fund"), a series of Columbia Funds Trust IV (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

Fund Shares

The Fund may issue an unlimited number of shares, and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are sold at net asset value. Class A shares are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Municipal Money Market Fund to Columbia Municipal Money Market Fund. Also on that date, the Trust changed its name from Liberty Funds Trust IV to Columbia Funds Trust IV.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distribution paid during the year ended June 30, 2003 was as follows:

Distributions Paid From:
-------------------------------------
Tax-Exempt Income         $883,178
-------------------------------------

As of June 30, 2003, the component of distributable earnings on a tax basis was as follows:

  Undistributed
   Tax-Exempt
     Income
-----------------
    $ 25,655
-----------------

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

    Year of       Capital Loss
  Expiration      Carryforward
------------------------------
   2004             $ 1,859
------------------------------
   2005                 167
------------------------------
   2006                 258
------------------------------
   2007                 103
------------------------------
   2008              23,749
------------------------------
   2009              14,183
------------------------------
   2010              10,994
------------------------------
   2011              41,954
                  ------------
  Total             $93,267
------------------------------

Of the capital loss carryforwards attributable to the Fund, $50,413 ($4,986 expired June 30, 2003, $1,840 expiring June 30, 2004, $103 expiring June 30, 2007, $23,748 expiring June 30, 2008, $10,270 expiring June 30, 2009 and $9,466 expiring June 30, 2010) was obtained in the merger with the Stein Roe Municipal Money Market Fund, of which $45,427 remains (See note 6).

Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation, is the investment advisor to the Fund and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

  Average Daily Net Assets     Fee Rate
---------------------------------------
    First $500 million          0.25%
---------------------------------------
    Next $500 million           0.20%
---------------------------------------
    Over $1 billion             0.15%
---------------------------------------

Prior to November 1, 2003, Columbia was entitled to receive a monthly investment advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.

For the six months ended December 31, 2003, the Fund's annualized effective investment advisory fee rate was 0.25%.

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

Administration Fee

Columbia provides administrative and other services for a monthly fee based on the Fund's average daily net assets at the following annual rates:

  Average Daily Net Assets     Fee Rate
---------------------------------------
    First $500 million         0.250%
---------------------------------------
    Next $500 million          0.200%
---------------------------------------
    Over $1 billion            0.150%
---------------------------------------

Prior to November 1, 2003, Columbia was entitled to receive a monthly administration fee at the annual rate of 0.25% of the Fund's average daily net assets.

For the six months ended December 31, 2003, the Fund's annualized effective administration fee rate was 0.25%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended December 31, 2003, the effective pricing and bookkeeping fee rate was 0.040%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual fee of $33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the six months ended December 31, 2003, the annualized effective transfer agent fee rate was 0.11%. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. For the six months ended December 31, 2003, the Distributor has received CDSC of $4,134 and $6 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually. In addition, Columbia has voluntarily agreed to waive a portion of the Class B and Class C share distribution fees.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers

Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.70% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Disclosure of Significant Risks and Contingencies

Legal Proceedings

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has informed the Columbia Funds that it has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A majority of the transactions in connection with these arrangements occurred in one international fund and two domestic funds. The majority of the trading under these arrangements was made by three entities. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to the New York Attorney General and to the SEC and other regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities, was harmed by them, the Columbia Group has undertaken to reimburse such fund.

On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. Also on February 24, 2004, the New York Attorney General filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. In their respective complaints, the New York Attorney General and the SEC are seeking disgorgement of profits, restitution, monetary penalties and permanent injunctions, including, in the case of the SEC, a permanent injunction from serving or acting as investment advisor or distributor of any registered fund.

Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Columbia Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Columbia Funds.

Note 6. Business Combinations and Mergers

Fund Mergers

As of the close of business on July 12, 2002, the Fund acquired all the net assets of Stein Roe Municipal Money Market Fund pursuant to a plan of reorganization approved by the Fund shareholders on June 28, 2002. All assets of Stein Roe Municipal Money Market Fund were transferred to the Fund in a tax-free exchange and shareholders of Stein Roe Municipal Money Market Fund received shares of the Fund in exchange for their shares as follows:

     Shares         Net Assets of the Stein Roe Municipal
     Issued              Money Market Fund Received
---------------------------------------------------------
   110,315,229                  $110,305,352
---------------------------------------------------------

                              Net Assets of the
        Net Assets           Stein Roe Municipal          Net Assets
       of the Fund            Money Market Fund          of the Fund
    Immediately Prior         Immediately Prior       Immediately After
      to Combination            to Combination           Combination
--------------------------------------------------------------------------
       $ 14,033,675              $110,305,352            $124,339,027
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
December 31, 2003 (Unaudited)               Columbia Municipal Money Market Fund

Change in Fund Structure

Prior to July 15, 2002, the Fund invested substantially all of its assets in the SR&F Municipal Money Market Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of net assets of the SR&F Municipal Money Market Portfolio were distributed to the Fund based on allocation methods in compliance with the Internal Revenue Service.

FINANCIAL HIGHLIGHTS                        Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                          (Unaudited)
                           Six Months
                             Ended
                          December 31,                                     Year Ended June 30,
Class A Shares                2003             2003(a)          2002(a)          2001(a)          2000(a)          1999(a)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $  1.000           $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income          0.002(b)           0.008(b)         0.014(b)         0.033(b)         0.032(c)         0.026(c)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment
income                        (0.002)            (0.008)          (0.014)          (0.033)          (0.032)          (0.026)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                      $  1.000           $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
Total return (d)(e)             0.20%(f)           0.75%            1.36%            3.31%            3.20%            2.68%
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                        0.70%(g)(h)        0.70%(g)         0.75%            0.75%            0.75%            0.75%
Net investment income           0.39%(g)(h)        0.75%(g)         1.33%            3.27%            3.15%            2.66%
Waiver/reimbursement            0.12%(h)           0.14%            1.04%            0.80%            0.69%            0.75%
Net assets, end of
period (000's)              $ 11,914           $ 12,448         $ 12,812         $ 12,386         $ 13,362         $ 12,604
---------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                          (Unaudited)
                           Six Months
                             Ended
                          December 31,                                     Year Ended June 30,
Class B Shares                2003             2003(a)          2002(a)          2001(a)          2000(a)          1999(a)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $  1.000           $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income          0.001(b)           0.002(b)         0.005(b)         0.023(b)         0.022(c)         0.016(c)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment
income                        (0.001)            (0.002)          (0.005)          (0.023)          (0.022)          (0.016)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                      $  1.000           $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
Total return (d)(e)             0.05%(f)           0.17%            0.48%            2.37%            2.17%            1.65%
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                        0.99%(g)(h)        1.35%(g)         1.58%            1.75%            1.75%            1.75%
Net investment income           0.10%(g)(h)        0.06%(g)         0.50%            2.27%            2.15%            1.66%
Waiver/reimbursement            0.84%(h)           0.59%            1.20%            0.80%            0.69%            0.75%
Net assets, end of
period (000's)              $  1,110           $  1,457         $    622         $    223         $    677         $  1,099
---------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                          (Unaudited)
                           Six Months
                             Ended
                          December 31,                                     Year Ended June 30,
Class C Shares                2003             2003(a)          2002(a)          2001(a)          2000(a)          1999(a)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $  1.000           $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income          0.001(b)           0.004(b)         0.010(b)         0.029(b)         0.028(c)(d)      0.022(c)(d)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment
income                        (0.001)            (0.004)          (0.010)          (0.029)          (0.028)          (0.022)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                      $  1.000           $  1.000         $  1.000         $  1.000         $  1.000         $  1.000
Total return (e)(f)             0.05%(g)           0.36%            0.96%            2.89%            2.78%            2.27%
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets:
Expenses                        0.97%(h)(i)        1.09%(h)         1.15%            1.15%            1.15%(d)         1.15%(d)
Net investment income           0.11%(h)(i)        0.38%(h)         0.93%            2.87%            2.75%(d)         2.26%(d)
Waiver/reimbursement            0.87%(i)           0.72%            1.64%            1.40%            0.69%            0.75%
Net assets, end of
period (000's)              $    368           $    710         $  3,917         $    390         $    221         $    178
---------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.

(d) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the periods ended June 30, 2000 and 1999.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Advisor, Administrator and /or Distributor not waived a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                 (Unaudited)
                                                              Six Months Ended            Period Ended
Class Z Shares                                                December 31, 2003         June 30, 2003 (a)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $  1.000                   $  1.000
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                            0.002                      0.007
---------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                          (0.002)                    (0.007)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $  1.000                   $  1.000
Total return (c)(d)                                                   0.20%                      0.73%
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (e)(f)                                                       0.70%                      0.70%
Net investment income (e)(f)                                          0.39%                      0.75%
Waiver/reimbursement (f)                                              0.12%                      0.14%
Net assets, end of period (000's)                                 $ 81,072                   $ 92,780
---------------------------------------------------------------------------------------------------------

(a) Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) Annualized.

IMPORTANT INFORMATION ABOUT THIS REPORT     Columbia Municipal Money Market Fund

Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02111

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

COLUMBIA FUNDS                              Columbia Municipal Money Market Fund
December 31, 2003

------------------------------------------         ------------------------------------------------------------
                              Large Growth         Columbia Common Stock
                                                   Columbia Equity Growth
                                                   Columbia Growth
                                                   Columbia Growth Stock
                                                   Columbia Tax-Managed Growth
                                                   Columbia Tax-Managed Growth II
                                                   Columbia Young Investor
                                                   ------------------------------------------------------------
                               Large Value         Columbia Equity Value
                                                   Columbia Growth & Income
                                                   Columbia Large Cap Core
                                                   Columbia Tax-Managed Value
                                                   ------------------------------------------------------------
                             Midcap Growth         Columbia Acorn Select
                                                   Columbia Special
                                                   Columbia Tax-Managed Aggressive Growth
                                                   ------------------------------------------------------------
                              Midcap Value         Columbia Select Value
                                                   Columbia Strategic Equity
                                                   Columbia Strategic Value
                                                   ------------------------------------------------------------
                              Small Growth         Columbia Acorn Fund
                                                   Columbia Acorn USA
                                                   Columbia Small Company Equity
                                                   ------------------------------------------------------------
                               Small Value         Columbia Small Cap
                                                   Columbia Small-Cap Value
                                                   ------------------------------------------------------------
                                  Balanced         Columbia Asset Allocation
                                                   Columbia Balanced
                                                   Columbia Liberty Fund
                                                   ------------------------------------------------------------
                                 Specialty         Columbia Real Estate Equity
                                                   Columbia Technology
                                                   Columbia Utilities
                                                   ------------------------------------------------------------
                      Taxable Fixed-Income         Columbia Contrarian Income
                                                   Columbia Corporate Bond
                                                   Columbia Federal Securities
                                                   Columbia Fixed Income Securities
                                                   Columbia High Yield
                                                   Columbia High Yield Securities
                                                   Columbia Income
                                                   Columbia Intermediate Bond
                                                   Columbia Intermediate Government Income
                                                   Columbia Quality Plus Bond
                                                   Columbia Short Term Bond
                                                   Columbia Strategic Income
                                                   ------------------------------------------------------------
                             Floating Rate         Columbia Floating Rate
                                                   Columbia Floating Rate Advantage
                                                   ------------------------------------------------------------
                                Tax Exempt         Columbia High Yield Municipal
                                                   Columbia Intermediate Tax-Exempt Bond
                                                   Columbia Managed Municipals
                                                   Columbia National Municipal Bond
                                                   Columbia Tax-Exempt
                                                   Columbia Tax-Exempt Insured

--------------------------------------------------------------------------------
December 31, 2003                           Columbia Municipal Money Market Fund


------------------------------------------         ------------------------------------------------------------
                   Single State Tax Exempt         Columbia California Tax-Exempt
                                                   Columbia Connecticut Intermediate Municipal Bond
                                                   Columbia Connecticut Tax-Exempt
                                                   Columbia Florida Intermediate Municipal Bond
                                                   Columbia Massachusetts Intermediate Municipal Bond
                                                   Columbia Massachusetts Tax-Exempt
                                                   Columbia New Jersey Intermediate Municipal Bond
                                                   Columbia New York Intermediate Municipal Bond
                                                   Columbia New York Tax-Exempt
                                                   Columbia Oregon Municipal Bond
                                                   Columbia Pennsylvania Intermediate Municipal Bond
                                                   Columbia Rhode Island Intermediate Municipal Bond
                                                   ------------------------------------------------------------
                              Money Market         Columbia Money Market
                                                   Columbia Municipal Money Market
                                                   ------------------------------------------------------------
                      International/Global         Columbia Acorn International
                                                   Columbia Acorn International Select
                                                   Columbia International Equity
                                                   Columbia International Stock
                                                   Columbia Newport Asia Pacific
                                                   Columbia Newport Europe
                                                   Columbia Newport Global Equity
                                                   Columbia Newport Greater China
                                                   Columbia Newport Tiger
                                                   ------------------------------------------------------------
                               Index Funds         Columbia Large Company Index
                                                   Columbia Small Company Index
                                                   Columbia US Treasury Index

                                Columbia funds are offered only by prospectus. Please see your financial advisor for a prospectus, which describes in detail fund objectives, investment policies, risks, sales charges, fees, liquidity and other matters of interest. Please read the prospectus carefully before you invest or send money.

                                For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

                                Columbia Management Group and Columbia
                                Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and to Columbia Funds Distributor, Inc.

                       Help your fund reduce printing and postage costs! Elect
                       to get your shareholder reports by electronic delivery.
                       With Columbia's eDelivery program, you receive an e-mail
                       message when your shareholder report becomes available
                       online. If your fund account is registered with Columbia
                       Funds, you can sign up quickly and easily on our website
                       at www.columbiafunds.com
   [COMPUTER]
                       Please note -- if you own your fund shares through a
                       financial institution, contact the institution to see if
                       it offers electronic delivery. If you own your fund
                       shares through a retirement plan, electronic delivery may
eDelivery              not be available to you.




Columbia Municipal Money Market Fund        Semiannual Report, December 31, 2003


[COLUMBIA FUNDS LOGO]
A Member of Columbia Management Group

(C) 2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com




                                                776-03/731Q-1203 (02/04) 04/0131

ITEM 2. CODE OF ETHICS.

Note applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Note applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Columbia Funds Trust IV
            --------------------------------------------------------------------


By (Signature and Title)    /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                            J. Kevin Connaughton, President and Treasurer


Date                        March 4, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)    /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                            J. Kevin Connaughton, President and Treasurer


Date                        March 4, 2004
    ----------------------------------------------------------------------------